Statements of Cash Flows (Annual Report [Member], USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Annual Report [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (3,268)	$ (8,027)	$ (11,295)
Increase (decrease) in:
Accounts Payable	492	1,183	1,675
Total adjustments	492	1,183	1,675
Net cash used by operating activities	(2,776)	(6,844)	(9,620)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	2,873	6,838	9,711
Net cash provided by financing activities	2,873	6,838	9,711
Increase in cash	97	(6)	91
Cash - beginning of period		97
Cash - end of period	$ 97	$ 91	$ 91